Bank Loans	12 Months Ended
Mar. 31, 2025
Bank Loans [Abstract]
BANK LOANS

9. BANK LOANS

The Company’s bank loans which are all denominated in HKD, consist of:

		Interest	Maturity	As of March 31,
	Type	rate	dates	2024	2025
				USD	USD
Long-term borrowings:
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	441,402	302,685
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	712,018	488,257
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	196,653	134,852
Hang Seng Bank Limited	Mortgage	HIBOR+1.4%	December 2026	283,200	185,250
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	April 2027	403,969	280,783
				2,037,242	1,391,827
Current portion of long-term borrowings				655,492	685,016
Non-current portion of long-term borrowings				1,381,750	706,811

Annual maturities of the Company’s long-term debt which comprise the loan principal payment during the next five years following March 31, 2024 and thereafter are as follows:

Annual maturities
USD
Year ending March 31,
2025	655,492
2026	694,862
2027	674,982
2028	11,906
2029 and Thereafter	—
2,037,242

Annual maturities of the Company’s long-term debt which comprise the loan principal payment during the next five years following March 31, 2025 and thereafter are as follows:

Annual maturities
USD
Year ending March 31,
2026	685,016
2027	694,932
2028	11,879
2029	—
2030 and Thereafter	—
1,391,827

JLHK entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong. The banking facilities were secured, details of which are set out as follows:

(a)	Unlimited joint or personal guarantee by the Controlling Shareholder Mr. Danny Tze Ching Wong and an immediate family member of Mr. Danny Tze Ching Wong; and

(b)	Legal charge over properties beneficially owned by JLHK (Note 8), the Controlling Shareholder Mr. Danny Tze Ching Wong and an immediate family member of Mr. Danny Tze Ching Wong.